REVENUES	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUES	REVENUES
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Gas Transmission	$1,314	$1,074	$942
Distribution	372	374	346
Connections	171	167	118
Other	29	28	24
Total	$1,886	$1,643	$1,430
During the year ended December 31, 2022, revenues benefited from inflationary tariff increases and capital commissioned into rate base. These benefits were partially offset by the depreciation of the British pound.
b)Revenues from external customers
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Brazil	$1,314	$1,074	$942
United Kingdom	572	569	488
	$1,886	$1,643	$1,430
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the year ended December 31, 2022, revenue generated from this customer was $1,314 million (2021: $1,074 million, 2020: $942 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.
c)Non-Current Assets

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Brazil	$3,362	$3,115
United Kingdom	4,821	4,961
Australia	428	—
	$8,611	$8,076